Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2012
Entity Registrant Name	NOVA MEASURING INSTRUMENTS LTD
Entity Central Index Key	0001109345
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	26,681,876
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes